Sales Financing Receivables And Loan Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Day	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Face amount of each contract both in current assets and loan receivables from affiliated companies	¥ 6,289	¥ 234
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail finance receivables placed on nonaccrual status, period, days	90
Nonaccrual retail finance receivables	¥ 802	¥ 895